Filed with the Securities and Exchange Commission on February 23, 2007

1933 Act Registration File No. 33-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	280	[	X	]

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	281	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On February 28, 2007 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

DAL Investment Company

FundX
Stock Upgrader Fund

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

February 28, 2007

Table of Contents

An Overview of the Fund: Risk/Return Summary	1
Investment Objective and Principal Investment Strategies	6
Principal Risks of Investing in the Fund	8
Portfolio Holdings Information	10
Investment Advisor to the Fund	10
Portfolio Managers and Members of the Investment Committee	11
Shareholder Information	12
Service Fees and Other Third Party Payments	21
Distributions and Taxes	22
Financial Highlights	23
Privacy Notice	Inside Back Cover

The FundX Stock Upgrader Fund (the “Fund”) is a mutual fund that seeks long-term growth through capital appreciation. DAL Investment Company, LLC (the “Advisor”) is the investment advisor to the Fund and is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104. The Fund is a series of Professionally Managed Portfolios (the “Trust”). Other than the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund, which are offered in separate prospectuses, the Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

An Overview of the Fund: Risk/Return Summary

What is the Fund’s Investment Objective?

The Fund’s investment objective is to seek long-term growth through capital appreciation.

What is the Fund’s Principal Investment Strategy?

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks. To choose investments for the Fund, the “Advisor uses an “upgrading” investment strategy. The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it believes to be the current top performing stocks within a given universe. Upgrading is based upon the observation that market leadership changes over time between sectors, styles and market capitalizations. (For additional information, please see “Investment Objectives and Principal Investment Strategies.”)

What are the Principal Risks of Investing in the Fund?

An investment in the Fund entails risk. The Fund cannot guarantee that it will meet its investment objective. Since the price of a security may fluctuate, the value of your investment may fluctuate and you could lose money. The following risks could affect the value of your investment:

•
Market Risk - Market Risk is the risk that the value of the Fund’s shares will fluctuate based on the performance of the stocks it owns. These fluctuations may cause a security to be worth less than its original price or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or market as a whole.

•
Management Risk - Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. The value of your investment is subject to the investment strategies employed by the Advisor in selecting the stocks and executing trades and may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Foreign Securities and Emerging Markets Risk -The Fund’s portfolio may include investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and, as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

The Fund may also invest in the securities of emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

•
Small Company Risk - The Fund may invest in securities of small companies which involves greater volatility than investing in larger and more established companies because small companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

•
Concentration Risk - Because the Fund may hold a limited number of issuers, it may become concentrated in one or more sectors at any given time, subjecting the Fund to sector concentration risk. Sector concentration risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Sectors possess particular risks that may not affect other sectors. The Advisor’s judgment regarding which sectors offer the greatest potential for financial reward consistent with the Fund’s investment objective will change over time. As a result, if the Fund is concentrated in a particular sector, it will be subject to greater risk of loss from adverse economic, business or other developments affecting that sector than if its investments were diversified across different sectors.

•
New Fund Risk - There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees (the “Board”) may determine to liquidate the Fund. A liquidation can be initiated by the Board without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Who may want to Invest in the Fund?

The Fund may be appropriate for long-term investors who are willing to accept an above-average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings. The Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

What is the Fund’s Investment Performance?
The following performance information indicates some of the risks of investing in the Fund. The bar chart and performance table below illustrate these risks by comparing the Fund’s performance with that of a domestic broad-based market index. The information below also illustrates the risks of investing in the Fund by showing its highest and lowest quarterly returns. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund’s shares were sold at the end of the specified period. The after-tax returns below are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

FundX Stock Upgrader Fund

Calendar Year Total Return as of December 31, 2006

During the period shown in the bar chart, the Fund’s highest quarterly return was 10.55% for the quarter ended March 31, 2006, and the lowest quarterly return was -5.53% for the quarter ended June 30, 2006.

Average Annual Total Returns as of December 31, 2006
		Since Inception
FundX Stock Upgrader Fund	1 Year	(11/01/05)
Return Before Taxes	5.35%	8.77%
Return After Taxes on Distributions	5.35%	8.77%
Return After Taxes on Distributions and Sale of Fund Shares	3.48%	7.46%
S&P 500® Index(1)	15.80%	17.49%
Dow Jones Wilshire 5000 Index(2)	15.87%	17.77%
____________
(1)
The Standard & Poor’s 500 (“S&P 500®”) Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes.

(2)
The Dow Jones Wilshire 5000 Index (the “DJW 5000 Index”) measures the performance of all U.S.-headquartered companies regardless of exchange. As of January 2007, the DJW 5000 Index was comprised of 4,941 companies. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

What are the Fees and Expenses Associated with Investing in the Fund?

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below are based on actual expenses incurred for the fiscal period ended October 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment)	FundX Stock Upgrader Fund
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption Fee(2)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses(3)	0.69%
Total Annual Fund Operating Expenses	1.69%
Less Expense Reimbursement or Recapture	-0.19%
Net Annual Fund Operating Expenses(4)	1.50%
_______________
(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
You will pay a redemption fee of 2.00% on the value of shares you redeem that are held for less than 30 days. This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3)	Other Expenses includes interest, custodian, transfer agency and other customary Fund expenses.
(4)
The Advisor has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect for at least the period shown in the Example below and for an indefinite period thereafter, until the Board determines that the Expense Cap is not longer in the best interest of the Fund and its shareholders. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made on behalf of the Fund in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested and the Fund’s operating expenses remain the same. The Example figures were calculated using net operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 years
FundX Stock Upgrader Fund	$153	$474	$818	$1,791

Investment Objective and Principal Investment Strategies

Investment Objective

The Fund seeks an investment objective of long-term growth through capital appreciation.

Principal Investment Strategies

As noted in the “An Overview of the Fund” section, under normal circumstances the Fund invests at least 80% of its net assets in common stocks. The Advisor selects investments for the Fund using an “upgrading” investment strategy. The Advisor’s upgrading investment strategy is a systematic method of following market leadership that has been developed and refined by the Advisor over the past 37 years. This strategy is designed to take advantage of changes in market leadership, and relies on observations, rather than predictions, to determine which stocks to buy, hold and sell. This is possible because of a phenomenon called “persistence of performance.” Like inertia, persistence of performance recognizes that market leadership occurs in trends, and that broad market trends last several years.

The objective, strategies and policies described above may be changed without the approval of Fund shareholders upon a 30-day written notice to shareholders. However, the Fund will not change its investment policy of investing at least 80% of its net assets in common stocks without first changing the Fund’s name and providing shareholders with at least a 60-day prior notice.

Even within a relatively narrow universe, such as the stocks within the S&P 500® Index, stocks with lower valuations and higher valuations exist. There are rapidly growing companies, emerging businesses, those in a slow growth or contraction phase, very large companies and relatively small firms. Market sentiment shifts and various sectors and investment styles become popular and may eventually fall out of favor. A company itself may also change as a result of restructuring or the perspective of the majority of its investors may shift. Upgrading involves ranking a diverse universe of securities based on current performance and buying those with the highest scores. Upgrading is designed to be a logical system of purchasing the top ranked stocks while they are performing well and then moving to others when the Advisor believes the original choices are no longer the best. The Advisor believes this disciplined process can provide an effective way to participate successfully in a broad range of opportunities as they develop.

The Fund’s holdings are based solely on the Advisor’s proprietary rankings. In general, the Advisor selects stocks that it believes offer above-average prospects for capital growth. The Fund is generally not constrained among the types of equity securities in which it may invest. It may invest in companies that migrate in size (from small- to mid- to large-capitalization companies) and in style (from growth to value) depending on where opportunities may lie. In addition, the Fund’s strategy means that, at any given time, the Fund may have concentrate investments in a range of industries or market sectors across the entire spectrum currently available.

When investment decisions are based on near-term performance the Fund may be exposed to the risk of buying stocks immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. Furthermore, focusing on current market leaders may expose the Fund to concentration risk.

The Fund may also invest in American Depositary Receipts (“ADRs”) and equity securities of foreign issuers in accordance with the Fund’s upgrading investment strategy and when consistent with the Fund’s investment objective. ADRs evidence ownership of foreign securities, but are traded on domestic exchanges. Since a portion of the Fund’s investments may be in foreign issuers, such foreign issuers may be located in emerging market countries and expose the Fund to emerging market risk.

The Fund’s annual portfolio turnover rate indicates changes in its portfolio investments. The Advisor will sell a security when appropriate and consistent with the Fund’s investment objective and policies regardless of the effect on the Fund’s portfolio turnover rate. Please note that buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. The Fund cannot accurately predict its future annual portfolio turnover rate, which may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

For temporary defensive purposes under abnormal market, economic or political conditions, the Fund may depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and/or money market instruments. As a result, the Fund may not achieve its investment objective. For longer periods of time, the Fund may hold a substantial cash position. In fact, the Fund will seek substantial cash positions when the Advisor’s investments do not further the investment objective of the Fund. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested.

To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses. Also, the yield paid by a money market fund in which the Fund invests will vary with short-term interest rates. During periods of rising interest rates, such money market fund’s yield will tend to be lower than prevailing interest rates.

Principal Risks of Investing in the Fund

An investment in the Fund entails risks. The Fund cannot guarantee that it will achieve its investment objective. Since the prices of securities the Fund holds may fluctuate, the value of your investment in the Fund may also fluctuate and you could lose money. It is important that investors closely review and understand these risks before making an investment in the Fund. The principal risks previously summarized under “An Overview of the Fund,” are discussed in more detail below.

MARKET RISK - Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its original price or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

UPGRADING STRATEGY RISK - The Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing stocks at a given time. When investment decisions are based on near-term performance, however, the Fund may be exposed to the risk of buying stocks immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. Furthermore, focusing on current market leaders may expose the Fund to concentration risk.

MANAGEMENT RISK - Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. The value of your investment is subject to the investment strategies employed by the Advisor in selecting the stocks and executing trades and may not result in an increase in the value of your investment or in overall performance equal to other investments.

FOREIGN SECURITIES RISK - Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes that would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about foreign companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

EMERGING MARKETS RISK - In addition to developed markets, the Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

SMALL COMPANY RISK - Small company risk is the risk that due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies. Any such positive or negative developments could have a corresponding positive or negative impact on the value of its shares. Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages. In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

In addition, the Fund and other client accounts of the investment advisor together may hold a significant percentage of a company’s outstanding shares. When making larger sales, the Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time, affecting the Fund’s net asset value (“NAV”).

CONCENTRATION RISK - The Fund may concentrate its investments within one industry or sector or among a broad range of industries or sectors. Events may occur that impact that industry or sector more significantly than the securities market as a whole. For example, some industries or sectors may lose favor with the investing public and fall rapidly in value due to news events that quickly affect the market’s perception of the industry or sector. As a result, the value of the shares of these investments may be subject to greater market fluctuations than investments in a broader range of securities. Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

HIGH PORTFOLIO TURNOVER - The Fund’s investment strategy may result in significant portfolio turnover to take advantage of changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

NEW FUND RISK - There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. A liquidation can be initiated by the Board without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Portfolio Holdings Information

The Fund’s portfolio holdings are disclosed quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to Fund shareholders, and in the quarterly holdings report on Form N-Q. In addition, the Fund discloses a complete list of its month-end portfolio holdings, on or about the fifth business day of the following month on its website at www.upgraderfunds.com. The month-end portfolio holdings for the Fund will remain posted on the website until updated with the next required regulatory filings with the Securities and Exchange Commission (“SEC”). Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. A more detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

Investment Advisor to the Fund

DAL Investment Company, LLC, is the investment advisor to the Fund. The Advisor is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104. The Advisor has been providing investment advisory services to individual and institutional investors since 1969. As of December 31, 2006, the Advisor had approximately $1.82 billion in assets under management. The Advisor supervises the Fund’s investment activities and determines which investments are purchased and sold by the Fund. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. Under an investment advisory agreement with the Fund, the Fund compensates the Advisor for its investment advisory services. The Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 1.00% of the Fund’s average daily net assets. For the fiscal period ended October 31, 2006, the Advisor received net management fees as a percentage of average daily net assets of 0.81%.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s Annual Report to shareholders for the most recent period ended October 31.

Portfolio Managers and Members of the Investment Committee

Investment decisions for the Fund are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization. No one person is solely responsible for the day-to-day management of a Fund’s portfolio. The members of the investment committee are listed in the table below:

Name	Title	Tenure
Janet Brown	President and Portfolio Manager	1978
Sean McKeon	Portfolio Manager	1990
Bernard Burke	Portfolio Manager and Chief Compliance Officer	1992
Martin DeVault	Portfolio Manager	1992
Jason Browne	Portfolio Manager	2000

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. There is no lead portfolio manager. There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee. Each portfolio manager serves as a research analyst. The investment committee discusses investment ideas and the overall structure of a portfolio using the upgrading investment strategy. Investment decisions are then made collectively by the investment committee.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Fund Expenses

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay Fund expense to ensure that Net Annual Fund Operating Expenses will not exceed 1.50% of the Fund’s average daily net assets (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses). Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Shareholder Information

Pricing Fund Shares

A fund’s share price is known as its NAV. The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities) / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily. A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.

All shareholder transaction orders received in good form (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“USBFS”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV. Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV. The Fund does not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share). Fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing

Occasionally, events affecting the value of foreign securities or other securities held by the Fund occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund compares the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Trust may adjust its fair valuation procedures.

Buying Fund Shares

To open an account, you must make a minimum initial investment as listed in the table.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

You may purchase shares of the Fund by completing an Account Application. Your order will not be accepted until the Account Application is received by the Fund or USBFS. Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Fund will not accept payment in cash, money orders or cashier’s checks unless the cashier’s check is in excess of $10,000. In addition, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result. The Fund does not issue share certificates. These minimums can be changed or waived by the Advisor at any time.

The Fund reserves the right to reject any purchase order, in whole or in part, if such rejection is in the Fund’s best interest. For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of the Fund or would not otherwise be in the best interest of long-term shareholders.

If the Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

PATRIOT Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply the Fund your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Mail

To purchase shares by mail, simply complete the Account Application and mail it, along with a check made payable to the Fund to the address listed below.

To make subsequent investments, write your account number on a check made payable to the Fund and mail it together with the most recent confirmation statement received from USBFS in the envelope provided with your statement or send to the address listed below.

Regular Mail FundX Stock Upgrader Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery FundX Stock Upgrader Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202
NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Telephone

If you have completed the “Account Features” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares of the Fund by calling toll free at (866) 455-FUND [3863]. Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV calculated on a day when the NYSE is open. For security reasons, requests by telephone will be recorded.

By Wire

Initial Investment
If you are making an initial investment in the Fund, before you wire funds, please contact USBFS by phone at (866) 455-FUND [3863] to make arrangements with a customer service representative to submit your completed Account Application via mail, overnight delivery or facsimile.. Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call USBFS at (866) 455 FUND [3863] to advise of your wire to ensure proper credit upon receipt. Your bank must include the name of the Fund you are purchasing, your account number and your name so your wire can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to contact USBFS to advise of your intent to wire funds. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call USBFS. Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank, National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account #:	112-952-137
FFC:	FundX Stock Upgrader Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through a Financial Intermediary

You may buy and sell shares of the Fund through certain brokers and their agents (collectively, “Financial Intermediaries”). Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records. The Fund may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus. The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund. If you transmit your order to these Financial Intermediaries before close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for unrestricted business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under the AIP, after your initial minimum investment, you authorize the Fund to withdraw an amount that you wish to invest from your personal bank account on a monthly basis. The AIP requires a minimum monthly investment of $100. If you wish to enroll in the AIP, please complete the “Automatic Investment Plan” section on the Account Application or call the Fund at (866) 455 FUND [3863]. In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

The Fund may terminate or modify this privilege at any time. You may change your investment amount or terminate your participation in the AIP at any time by notifying USBFS by telephone or in writing, five days prior to the effective date of the next transaction.

Retirement Plan

The Fund offers an individual retirement account (“IRA”) plan. You may obtain information about opening an account by calling (866) 455-FUND [3863]. If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Selling (Redeeming) Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund or with your authorized Financial Intermediary. You may redeem part or all of your Fund shares at the next determined NAV after the Fund receives your order. You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail

You may redeem Fund shares by simply sending a written request to USBFS to the address listed below. Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Redemption requests will not become effective until all documents have been received in good form by the Fund. The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner. Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have the tax withheld will generally be subject to 10% withholding.

You should send your redemption request to:

Regular Mail FundX Stock Upgrader Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery FundX Stock Upgrader Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202
NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Telephone or Wire

You may redeem Fund shares by completing the “Account Features” portion of the Account Application. You may also request telephone redemption privileges after your account is opened by calling the Fund at (866) 455 FUND [3863]. If you have a retirement account, you may not redeem shares by telephone. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

You may redeem all or some of your shares by calling USBFS at (866) 455 FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time. Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records. Per your request, redemption proceeds may be sent by electronic funds transfer through the ACH network to your pre-designated bank account, to your predetermined bank account. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemptions proceeds. There is no charge to have redemption proceeds sent via ACH; however, credit may not be available for 2-3 days. Telephone redemptions cannot be made if you notify USBFS of a change of address within 30 days before the redemption request. If you wish to redeem shares within 30 days of an address change, you should submit a written request to USBFS with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Fund and USBFS will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund and USBFS follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized requests. Once a telephone transaction has been placed, it cannot be canceled or modified. The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary

You may redeem Fund shares through your authorized Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds. For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order. Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Plan

You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. You may establish a SWP on any account and in any amount you choose. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The SWP may be terminated at any time by the Fund. You may also elect to terminate your participation in the SWP at any time by contacting USBFS sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Low Balance Accounts

The Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made, other than as a result of a decline in the NAV of the Fund or for market reasons. This does not apply to retirement plans or UGMA/UTMA accounts. You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

Payment of Redemption Proceeds

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). The Fund does not expect to do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares with a wire, the Fund may delay payment of your redemption proceeds for up to 12 days from date of purchase or until your check has cleared, whichever occurs first.

Signature Guarantees

Signature guarantees may be required for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by USBFS within the last 30 days;

•	If ownership is changed on your account;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	For written requests to wire redemption proceeds (if not previously authorized on the account); and

•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and /or USBFS may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation. Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption Fee and Market Timing

The risks associated with market timing activity and high portfolio turnover may have a negative impact on long-term investors. Short-term investors who engage in frequent purchases and redemptions can create some transaction costs that are borne by all shareholders. Frequent trading could increase the rate of the Fund’s portfolio turnover. The tax effects (and some trading costs) associated with portfolio turnover may adversely affect the Fund’s performance. In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objectives or its desired level of operating expenses. For these reasons, the Fund does not accommodate frequent purchases and redemptions and assesses a 2.00% redemption fee on redemptions or exchanges of shares held for less than 30 days. The Fund will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 30 day period from the date of purchase. The fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The redemption fee may also be waived on certain exchanges or redemptions at the Advisor’s discretion.

Although the Fund has the goal of applying this redemption fee to redemptions of shares held for less than 30 days, the redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains) or to redemptions made under the Fund’s SWP or purchases through an AIP. In addition, the redemption fee may not apply in certain circumstances where it is not currently practical for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans, including, but not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person plans). The redemption fee will also be applied to exchanges between the Fund and other FundX Upgrader Funds if the shares are purchased and held for less than 30 days. While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short-term trading effected through financial intermediaries.

In addition, shareholders controlling greater than 5% of the Fund’s assets will be restricted to no more than four “round trips” through the Fund during any 12 month period. A round trip is an exchange or redemption out of the Fund followed by an exchange or purchase back into the Fund. The Fund will look at both individual account holders as well as groups of accounts that are traded by a single entity (e.g. registered investment advisors) when determining which shareholders control greater than 5% of the Fund. With respect to omnibus accounts, the Fund will “look through” to the underlying shareholders when determining the 5% threshold. The Fund will notify shareholders who, in its determination, have exceeded the 5% threshold.

Please bear in mind that Fund is not in a position to monitor all trading behavior and does not feel that adding the costs of establishing such a process would benefit Fund shareholders. However, the Fund may track the behavior of any shareholders that appear, in the Advisor’s opinion, to disrupt the management of the Fund. In addition to the establishment of a redemption fee, to help protect the interests of long-term investors and reward them for their commitment to the Fund’s strategies, the Fund may close any shareholder account to new purchases when, in the opinion of the Fund’s Advisor, in its sole discretion, the trading activity is disruptive to the management of the Fund. The Fund reserves the right, in its sole discretion, to identify trading activity as disruptive or abusive. At all times, the Fund will act on behalf of the best interest of its long-term shareholders.

How to Exchange Fund Shares

Shareholders of record, including financial institutions and intermediaries, may exchange shares of the Fund for shares of another FundX Upgrader Fund, including FundX Upgrader Funds offered in a separate prospectus, on any business day by contacting USBFS directly. This exchange privilege may be changed or canceled by the Fund at any time upon a 60-day written notice to its shareholders. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Fund for Class A shares of the First American Prime Obligations Fund (the “First American Fund”). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund’s prospectus and the necessary exchange authorization forms, call USBFS. This exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Advisor of an investment in the First American Fund.

You may exchange your shares by notifying USBFS by telephone or in writing. Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear on the account registration. You may also exchange Fund shares by calling USBFS at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

Service Fees and Other Third Party Payments

The Fund may pay service fees to Financial Intermediaries, including affiliates of the advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

Distributions and Taxes

Dividends and Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserve the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions. If you wish to change your distribution option, write to USBFS in advance of the payment date of the distribution.

Taxes

The Fund intends to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain. Dividends and Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains. A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December, but paid in January are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

Financial Highlights

The table shows the Fund’s financial performance for the period shown. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information was audited by Tait, Weller & Baker LLP, the Fund’s Independent Registered Public Accounting Firm. Their report and the Fund’s financial statements are included in the Fund’s most recent Annual Report to shareholders.

FUNDX STOCK UPGRADER FUND
FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

Period Ended
October 31, 2006*

Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06)
Net realized and unrealized gain on investments	2.07
Total from investment operations	2.01
Paid-in capital from redemption fees	0.01
Net asset value, end of period	$27.02

Total Return	8.08%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$62.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.69%+
After fees waived and expenses absorbed	1.50%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.56)%+
After fees waived and expenses absorbed	(0.37)%+
Portfolio turnover rate	315%^
*	Fund commenced operations November 1, 2005.
^	Not Annualized.
+	Annualized.

Privacy Notice

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms,
•	Information you give us orally, and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out its assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Not a part of the Prospectus

FundX StockUpgrader Fund

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated by reference into this Prospectus. It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information or make generally inquires about the Fund by contacting the Fund at:

FundX Stock Upgrader Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (866) 455-FUND [3863]
[www.upgraderfunds.com]

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder reports and other information about the Fund are also available:

·	Free of charge from the Fund’s website at www.upgraderfunds.com;

·	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov.; or

·	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or

·	For a fee, by email request at the following e-mail address: publicinfo@sec.gov.

(1940 Act File Number 811-05037)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2007

FundX Stock Upgrader Fund
235 Montgomery Street, Ste. 1049
San Francisco, CA 94104
(415) 986-7979

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated February 28, 2007, as may be revised, of the FundX Stock Upgrader Fund, (the “Fund”) advised by DAL Investment Company, LLC (the “Advisor”), a series of Professionally Managed Portfolios (the “Trust”). A copy of the Fund’s Prospectus is available by calling number listed above or (866) 455-FUND [3863].

TABLE OF CONTENTS

THE TRUST	3
INVESTMENT OBJECTIVE, POLICIES AND RISKS	3
PORTFOLIO TURNOVER	10
PORTFOLIO HOLDINGS INFORMATION	11
TRUSTEES AND EXECUTIVE OFFICERS	12
PROXY VOTING POLICIES AND PROCEDURES	16
THE FUND’S INVESTMENT ADVISOR	18
PORTFOLIO MANAGERS	19
SERVICE PROVIDERS	20
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	21
CAPITAL STOCK	22
DETERMINATION OF SHARE PRICE	22
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	23
DISTRIBUTIONS AND TAX INFORMATION	25
THE FUND’S DISTRIBUTOR	27
MARKETING AND SUPPORT PAYMENTS	28
FINANCIAL STATEMENTS	29
APPENDIX A	30
APPENDIX B	33

THE TRUST

The Trust is a Massachusetts business trust organized on February 17, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of a Fund or Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of a Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

The SEC is not involved in the supervision or management of the Fund. The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT OBJECTIVE, POLICIES AND RISKS

The following information supplements the discussion of the Fund’s investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund’s objective will be attained.

The Fund’s investment objective is long-term growth through capital appreciation. The Fund is diversified (see fundamental investment restriction 7 under “Investment Restrictions” in this SAI). Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities. The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small or mid-size companies, directly or through its investments in other mutual funds, it will be exposed to the risks of smaller sized companies. Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, its performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Common Stock.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of bonds and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond. Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities and Warrants. The Fund may invest up to 5% of its assets in convertible securities and warrants.

Convertible Security. Convertible securities are securities (such as debt securities or a preferred stock) that may be converted or exchanged for a specified amount of common stock of within a particular period of time at a specified price or formula of the same or a different issuer. Convertible securities include corporate bonds, notes and preferred stock that can be converted into, or exchanged for, a prescribed amount of common stock of the same or different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Warrants. A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach the exercise price (in which event the Fund will not exercise the warrant and will lose its entire investment therein).

Illiquid Securities. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Restricted Securities. The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market. The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”). The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Foreign Securities. The Fund may invest up to 20% of its total assets in foreign equity securities and, American Depositary Receipts (“ADRs”). In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized. The weight given to each of these factors will vary depending upon the circumstances. Investments in foreign securities may involve a greater degree of risk than those in domestic securities.

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures) possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax. The Fund may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes. To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders.

To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

The Fund may invest in ADRs. ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. Investments in ADRs involve risks similar to direct investment in the underlying foreign security. Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation. Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

There is a large, liquid market in the United States for most ADRs. ADRs and the securities of foreign companies traded on a U.S. stock exchange will generally be considered foreign securities for purposes of calculation of any investment limitation placed on the Fund’s exposure to foreign securities.

Other Investment Companies. The Fund may invest its assets in shares of other investment companies, including money market mutual funds, or other mutual funds. The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act.

Exchange-Traded Funds. The Fund may also invest in shares of exchange-traded funds (“ETFs”). ETFs are investment companies which seek to replicate the performance, before fees and expenses, of an underlying index of securities. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase sell these shares on the secondary market at their current market price, which may be more or less than their net asset value.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the Fund only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Short-Term Investments. The Fund may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure. Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase.

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

Fundamental Investment Restrictions. The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. The Fund may not:

1.   Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.

2.        (a) Borrow money, except for temporary or emergency purposes. Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.

    (b) Mortgage, pledge or hypothecate its assets except, up to 1/3 of its assets, in connection with any such borrowings.

3.Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.   Purchase or sell real estate, commodities or commodity contracts.

5.   Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

6.        Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7.        With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1.        Invest in any issuer for purposes of exercising control or management.

2.   Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3.    With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

4.        The Fund will not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first changing the Fund’s name and providing the Fund’s shareholders with upon at least a 60-day prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs any may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions and Brokerage.”

For the fiscal period ended October 31, 2006 the Fund has a portfolio turnover rate of 315%.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund. The policy was developed in consultation with the Advisor and has been adopted by the Advisor. Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with this policy. The Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, principal underwriter or any other affiliated person of the Fund. After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund. Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy. The Board reserves the right to amend the policy at any time without prior notice in it sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, the Fund discloses its complete portfolio holding on the Fund’s website at www.upgraderfunds.com under the hotlink of the Fund’s ticker symbol within five business days of each month-end. Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website. In addition, the Fund may provide its complete portfolio holdings at the same time such information is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed including a duty not to trade on non-public information: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the policy, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the policy and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	7	Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., prior thereto Senior Vice President; formerly, Senior Vice President, Norton Simon, Inc.	7	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	7	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	7	Trustee, Managers Funds; Trustee, Managers AMG Funds.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Vice President, U.S. Bancorp Fund Services, LLC, since July 2001; formerly, Senior Vice President, ICA (May 1997-July 2001).	7	Not Applicable.
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.	Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000- 2003).	7	Not Applicable.
Angela L. Pingel (born 1971) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite Term; Since December 2005.	Counsel, U.S. Bancorp Fund Services LLC, since 2004; formerly, Associate, Krukowski & Costello, S.C., (2002-2004); formerly, Vice President - Investment Operations, Heartland Advisors, Inc. (1994-2002).	7	Not Applicable.
(1)	TheTrustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).

(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies to the Fund and the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, the FundX Flexible Income Fund, the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund, (collectively referred to as the “Related Series”). Except for the Related Series, the Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Trust Committees. The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee will consider nominees nominated by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating Committee did not meet during the Fund’s last fiscal period.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting. The Audit Committee met once during the Fund’s last fiscal period with respect to the Fund.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The QLCC did not meet during the Fund’s last fiscal period with respect to the Fund.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer or an Assistant Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Fund’s last fiscal period with respect to the Fund.

Trustee Ownership of Fund Shares and Other Interests. The following table shows the amount of shares in each Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2006.

Name	Dollar Range of Fund Shares	Dollar Range of Fund Shares and its Related Series	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	$10,001-$50,000	$10,001-$50,000	$50,001-$100,000
Wallace L. Cook	None	$10,001-$50,000	$50,001-$100,000
Carl A. Froebel	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000
Steven J. Paggioli	None	$10,001-$50,000	$10,001-$50,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of its affiliates.

Compensation. Set forth below is the rate of compensation received by the following Independent Trustees from all portfolios of the Trust for the fiscal period ended October 31, 2006. These amounts are allocated among each of the various portfolios comprising the Trust. Independent Trustees receive an annual retainer of $10,000 and a fee of $5,500 for each regularly scheduled meeting. Independent Trustees also receive a fee of $1,500 for any special meeting attended. The Chairman of the Board receives an additional annual retainer of $8,000. Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$1,170	None	None	$12,341
Wallace L. Cook, Trustee	$936	None	None	$9,891
Carl A. Froebel, Trustee	$936	None	None	$9,891
Steven J. Paggioli(2)	$936	None	None	$9,891
Rowley W.P. Redington, Trustee(3)	$936	None	None	$9,891
(1)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund and its Related Series. For the fiscal period ended October 31, 2006, trustees’ fees and expenses in the amount of $169,500 were incurred by the Trust.

(2)	Prior to December 1, 2005 Mr. Paggioli was an Interested Trustee of the Trust.
(3)	As of January 1, 2007, Mr. Redington is no longer a Trustee of the Trust.

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Fund which delegates the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund’s shareholders. The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Proxy Committee on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors. The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve such conflict in the best interests of the Fund’s shareholders. Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (c) make other voting arrangements consistent with pursuing the best interests of the Fund’s shareholders.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Funds is available without charge, upon request, by calling toll-free (866) 455-FUND [3863] and on the SEC’s website at www.sec.gov.

Control Persons, Principal Shareholders and Management Ownership. A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. As of January 31, 2007, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. As of January 31, 2007, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4122	43.80%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	17.95%	Record
National Investor Services Corp. 55 Water St. 32nd Floor New York, NY 10041	6.08%	Record

THE FUND’S INVESTMENT ADVISOR

DAL Investment Company, LLC, is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104, and acts as the investment Advisor to the Fund, pursuant to an investment advisory agreement, (the “Advisory Agreement”) with the Trust. The Advisor is controlled by Janet Brown. Ms. Brown is President of the Advisor.

As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%. For the fiscal period ended October 31, the Fund paid the following fees to the Advisor:

2006
Fees Accrued	$385,080
Fees Waived	$71,365
Net Advisory Fee Paid	$313,715

After an initial two-year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the applicable Fund), and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated at any time, without penalty, by either party to an Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act. The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect for at least the period shown in the Example contained in the Prospectus and for an indefinite period thereafter, until the Board determines that the Expense Cap is no longer in the best interest of the Fund and its shareholders. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

PORTFOLIO MANAGERS

The Fund is managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Jason Browne, Bernard Burke, Martin DeVault and Sean McKeon whom are all considered Portfolio Managers.

The information below represents all of the other accounts managed by the investment committee as of October 31, 2006:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	5	$1.2 Billion	0	$0
Other Pooled Investment Vehicles	1	$12 Million	0	$0
Other Accounts	738	$630 Million	0	$0

Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise. The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund. The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchased or sale by the Fund, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Each Portfolio Manager’s compensation is comprised of a fixed salary that is set by industry standards. They do not receive deferred compensation and their salary is not based on Fund performance, but they do receive a bonus as part of their compensation. Bonuses are calculated based on a combination of the success of the Advisor and the employee’s contribution to the firm. The Portfolio Managers also participate in a 401(k) retirement plan, have an ownership interest in the firm and receive income distributions based on the percent owned.

The following indicates the beneficial ownership of each Portfolio Managers as of December 31, 2006:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000-$500,001-$1,000,000, Over $1,000,000)

Janet Brown	$500,001 - $1,000,000
Jason Browne	$50,001 - $100,000
Bernard Burke	$1 - $10,000
Martin DeVault	$1 - $10,000
Sean McKeon	$50,001 - $100,000

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant. Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Fund. USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund Complex a fee based on the aggregate current average daily net assets of 0.10% on assets up to $150 million, 0.05% on assets between $150 million and $350 million, 0.04% on assets between $350 million and $500 million and 0.03% on the remaining balance with a minimum fee of $30,000 for the FundX Upgrader Fund and $15,000 for each remaining series in the Fund Complex. USBFS also is entitled to certain out-of-pocket expenses. USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

For the fiscal period ended October 31, 2006, the Fund paid USBFS administration fees in the amount of $22,120.

Custodian. U.S. Bank, National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.

Independent Registered Public Accounting Firm and Legal Counsel. Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Fund.

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 serves as legal counsel to the Fund.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association for Securities Dealers (“NASD”) and the SEC.

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it direct securities transactions to brokers in exchange for selling shares of the Fund. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

For the fiscal period ended October 31, 2006 the Fund paid $235,689 in brokerage commissions.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The securities in the Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares. You may purchase shares of the Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for unrestricted business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of Fund shares is its NAV. Shares are purchased at the public offering price next determined after USBFS receives your order in proper form as discussed in the Fund’s Prospectus. In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares; (ii) to reject purchase orders in whole or in part when, in the judgment of the Advisor, such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan. As discussed in the Prospectus, the Fund provided an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the AIP are paid by the Fund. The market value of the Fund’s shares is subject to fluctuation. Prior to participating in the AIP, an investor should note that the AIP does not assure a profit or protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds. You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by USBFS of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Instructions. As described in the Prospectus, shareholders with telephone privileges on their account may redeem the Fund’s shares by telephone. Upon receipt of any instructions or inquiries from any person claiming to be the shareholder, the Fund or its authorized agent may carry out the instructions and/or or to respond to the inquiries consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine. If it fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, consult USBFS.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the USBFS by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. Telephone redemption privileges may be modified or terminated without notice.

Redemptions In-Kind. The Trust has filed an election under SEC Rule 18f-1 committing to pay, in cash, all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

DISTRIBUTIONS AND TAX INFORMATION

Distributions. The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information. Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for their taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

THE FUND’S DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares. Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and member of the NASD.

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 2006, the Advisor has agreements with seven firms to pay such Support Payments, which are structured in three ways: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

Support Payments to these dealers were as follows:

Firm	Dollar Amount
Charles Schwab	$89,403
National Financial Services LLC	$32,997
National Investor Services Corp	$8,120
Scottrade	$631
Pershing	$53
Prudential	$13
FISERV	$401

Entertainment, Conferences and Events. The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

FINANCIAL STATEMENTS

The Fund’s Annual Report to shareholders for the fiscal period ended October 31, 2006 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; its future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 23. Exhibits.

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Professionally Managed Portfolio’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM®  Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(vi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

1

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Leonetti Fund, and Leonetti & Associates, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Lighthouse Opportunity Fund, and Lighthouse Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of Portfolio 21, and Progressive Investment Management Corporation is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Amended and Restated Investment Advisory Agreement August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xviii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xix)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Women’s Equity Fund, and FEMMX Financial Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xix)(B)
Investment Sub-Advisory Agreement dated November 30, 2004 between the Trust, on behalf of the Women’s Equity Fund, Boston Trust Investment Management, Inc. (formerly, BTIM Co.) and FEMMX Financial Inc. (formerly, Pro-Conscience Funds, Inc.) is herein incorporated by reference from the Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 2, 2004.

2

(e)	(i)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the CAN SLIM®  Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(viii)
Distribution Agreement dated August 4, 2006 between the Trust, on behalf of The Leonetti Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Distribution Agreement dated July 29, 2006 between the Trust, on behalf of the Lighthouse Opportunity Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

3

(xiii)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Distribution Agreement dated June 23, 2006 between the Trust, on behalf of the Women’s Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(f)		Bonus or Profit Sharing Contracts - None.
(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

4

(i)(E)
Addendum to Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM®   Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

5

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)
Operating Expense Limitation Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(xi)
Operating Expense Limitation Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 265 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2006.

(xii)
Operating Expense Limitation Agreement dated August 1, 2004 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 261 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2006.

(xiii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the Lighthouse Opportunity Fund, and Lighthouse Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xv)
Operating Expense Limitation Agreement dated July 29, 2004 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Operating Expense Limitation Agreement dated June 28, 1999 between the Trust, on behalf of Portfolio 21, and Progressive Investment Management Corporation is herein incorporated by reference from the Post-Effective Amendment No. 162 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 23, 2003.

(xvii)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xviii)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xix)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xx)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

6

(xxi)
Operating Expense Limitation Agreement dated March 1, 2006 between the Trust, on behalf of the Women’s Equity Fund, and FEMMX Financial Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxii)
Sub-Licensing Agreement dated September 12, 2005 between the Trust and Duncan-Hurst Capital Management, LP, on behalf of the CAN SLIM® Select Growth Fund, is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(xxiii)
Assumption Agreement dated May 12, 2001 between Boston Trust Investment Management, Inc., United States Trust Company of Boston, and the Trust and FEMMX Financial Inc. (formerly, Pro-Conscience Funds Inc.), on behalf of the Women’s Equity Fund, is herein incorporated by reference from the Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2002.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated April 21, 2004 by Paul, Hastings, Janofsky & Walker LLP for the Greenville Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2004.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hester Total Return Fund (formerly, the Avondale Hester Total Return Fund) is herein incorporated by reference from the Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

7

(xi)
Opinion and Consent of Counsel dated August 13, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Leonetti Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 16, 1999.

(xii)
Opinion and Consent of Counsel dated November 23, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Lighthouse Opportunity Fund (formerly, the Lighthouse Contrarian Fund) is herein incorporated by reference from the Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 1, 1999.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xv)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xvi)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xvii)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xviii)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

(xix)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xx)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xxi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker for the Women’s Equity Fund - Class R shares is herein incorporated by reference from the Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xxii)
Opinion and Consent of Counsel dated January 19, 2006 by Goodwin Procter LLP for the Women’s Equity Fund - Class I shares is herein incorporated by reference from the Post-Effective Amendment No. 248 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 19, 2006.

(j)	(i)	Consent of Independent Registered Public Accounting Firm - filed herewith.
(ii)
Powers of Attorney dated June 19, 2006 is herein incorporated by reference from the Post-Effective Amendment No. 258 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2006.

(k)		Omitted Financial Statements - None.

8

(l)		Initial Capital Agreements - None.
(m)	(i)
Form of Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Amended and Restated Share Marketing Plan pursuant to Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 16, 1996.

(iii)
Rule 12b-1 Plan dated September 29, 1996 by the Trust on behalf of the Lighthouse Opportunity Fund is herein incorporated by reference from the Post-Effective Amendment No. 161 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2003.

(iv)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Form of Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Form of Rule 12b-1 Distribution Plan between the Trust, on behalf of the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 248 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 19, 2006.

(n)	(i)
Rule 18f-3 Plan dated June 7, 2006 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(ii)
Rule 18f-3 Plan dated January 19, 2006 by the Trust on behalf of the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 262 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2006.

	(iii)	Rule 18F-3 Plan dated _____, 2006 by the Trust on behalf of Portfolio 21 - to be filed.
(o)		Reserved.
(p)	(i)
Code of Ethics for the Trust, on behalf of The Leonetti Fund and the Women’s Equity Fund, is herein incorporated by reference from the Post-Effective Amendment No. 186 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 24, 2005.

(ii)
Code of Ethics for Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(iii)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Updgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from the Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

9

(iv)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(v)
Code of Ethics for Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 223 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2005.

(vi)
Code of Ethics for Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 212 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

(vii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 213 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

(viii)
Code of Ethics for Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ix)
Code of Ethics for Lighthouse Capital Management, LP. is herein incorporated by reference from the Post-Effective Amendment No. 245 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 23, 2005.

(x)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xi)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xii)
Code of Ethics for Progressive Investment Management Corporation. is herein incorporated by reference from the Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(xiii)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xiv)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xv)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xvi)
Code of Ethics for the Sub-Advisor, Boston Trust & Investment Management Company and Boston Trust & Investment Management, Inc., for the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xvii)
Code of Ethics for the Distributor, Quasar Distributors, LLC, is herein incorporated by reference from the Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 23, 2001.

Item 24. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature

10

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

11

Item 27. Principal Underwriter

Quasar Distributor’s, LLC acts as the Principal Underwriter for the Trust.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
AIP Underlying Funds Trust	The Kensington Funds
AIP Variable Insurance Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund L.P.
Alpine Equity Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	The MP 63 Fund, Inc.
Buffalo Funds	MUTUALS.com
Buffalo Balanced Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo High Yield Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas High Income Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas II, Inc.
Country Mutual Funds Trust	Nicholas Limited Edition, Inc.
Cullen Funds Trust	Nicholas Money Market Fund, Inc.
Everest Funds	Permanent Portfolio Funds
FFTW Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Prudent Bear Funds, Inc.
Fort Pitt Capital Funds	The Purisima Funds
The Glenmede Fund, Inc.	Quaker Investment Trust
The Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund	Rockland Trust
Guinness Atkinson Funds	Skyhawk Small Cap Fund
Harding, Loevner Funds, Inc.	Summit Mutual Funds, Inc.
The Hennessy Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Mutual Funds, Inc.	TIFF Investment Program, Inc.
Hotchkis and Wiley Funds	Trust For Professional Managers
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund Inc.

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

12

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) Not applicable.

Item 28. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, OH 45202
Registrant’s Investment Advisers
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
Duncan-Hurst Capital Management, Inc. 4365 Executive Drive, Suite 1520 San Diego, CA 92121
FEMMX Financial Inc. 12 Geary Street, Suite 601 San Francisco, CA 94108
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Greenville Capital Management, Inc. 100 S. Rockland Falls Road Rockland, DE 19732
Hester Capital Management, LLC 1301 S. Mo-Pac Expressway, Suite 350 Austin, TX 78746
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111

13

Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Progressive Investment Management Corporation 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130
Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
Registrant’s Investment Sub-Advisor	Boston Trust Investment Management, Inc. One Beacon Street, 33rd Floor Boston, MA 02108

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 280 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 280 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on February 23, 2007.

Professionally Managed Portfolios

By: Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 280 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	February 23, 2007
Steven J. Paggioli

Dorothy A. Berry*	Trustee	February 23, 2007
Dorothy A. Berry

Wallace L. Cook*	Trustee	February 23, 2007
Wallace L. Cook

Carl A. Froebel*	Trustee	February 23, 2007
Carl A. Froebel

Rowley W. P. Redington*	Trustee	February 23, 2007
Rowley W. P. Redington

Robert M. Slotky*	President	February 23, 2007
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	February 23, 2007
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		February 23, 2007
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

(j)(i)	Consent of Independent Registered Public Accounting Firm